UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2011
Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC	June 1, 2011

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.
<table>					Investment				Voting
<c>	<c>		Fair		Discretion			Managers	 Authority(Shares)
Name of Issue	Title of Class	Cusip	Market Value	Shares	Sole	Defined	Shared	See. V	Sole	Shared	None
COMMON STOCK
------------
3M Company	Common	88579y101	3675298	39308	39308				39308
ABB LIMITED SPONS ADR	Common	375204	248431.3	10270	10270				10270
ACE LTD	Common	H0023R105	5823	90	90				90
AFLAC	Common	1055102	3958.5	75	75				75
AGILENT	Common	00846U101	4030.2	90	90				90
ALNYLAM PHARMACEUTICALS	Common	02043Q107	478.12	50	50				50
ALTRIA GROUP INC.	Common	02209S103	23427	900	900				900
ALUMINUM CO. OF AMERICA	Common	13817101	3218429.04	182244	182244				182244
AMERICAN EXPRESS CO	Common	25816109	3801139.2	84096	84096				84096
AMERIPRISE FINL INC.	Common	03076C106	73601.4	1205	1205				1205
ANADARKO PETROLEUM	Common	32511107	17513.68	214	214				214
APACHE CORP	Common	37411105	2618.4	20	20				20
APPLE COMPUTER	Common	37833100	87127	250	250				250
APPLIED MATERIALS	Common	38222105	6872.8	440	440				440
AUTOMATIC DATA PROC.	Common	53015103	57518.51	1121	1121				1121
BANCO DE SANTANDER ADS	Common	05964H105	28666.08	2448	2448				2448
BANK NOVA SCOTIA HALIFAX	Common	64149107	51567.6	840	840				840
BANKAMERICA	Common	60505104	187979.66	14102	14102				14102
BB & T Corp.	Common	54937107	290970	10600	10600				10600
BHP BILLITON LIMITED ADR	Common	88606108	38352	400	400				400
BMC SOFTWARE	Common	55921100	16165.5	325	325				325
BOSTON SCIENTIFIC CORP	Common	101137107	2307.99	321	321				321
BRISTOL MYERS SQUIBB CO	Common	110122108	3155953.44	119408	119408				119408
BT GROUP PLC ADR	Common	5.58E+104	54144	1800	1800				1800
BUNGE LIMITED	Common	G16962105	1301.94	18	18				18
CA INC	Common	12673P105	5077.8	210	210				210
CAPITAL BANK CORP	Common	139793103	1330	350	350				350
CATERPILLAR, INC.	Common	149123101	6699261.4	60164	60164				60164
CELGENE	Common	151020104	132422.5	2300	2300				2300
CENTURYTEL INC.	Common	156700106	4238.1	102	102				102
CHESAPEAKE ENERGY	Common	165167107	6704	200	200				200
CHEVRONTEXACO	Common	166764100	6078666.99	56551	56551				56551
CHUBB CORP	Common	171232101	5211.35	85	85				85
CINTAS CORP	Common	172908105	36333	1200	1200				1200
CISCO SYSTEMS	Common	17275R102	2848151.95	166073	166073				166073
CITIGROUP, INC.	Common	172967424	2971512.96	672288	672288				672288
COCA COLA	Common	191216100	3804399.98	57347	57347				57347
COLGATE PALMOLIVE	Common	194162103	178237.32	2207	2207				2207
COMCAST CORP. A	Common	20030N101	4770.96	193	193				193
CONOCO PHILLIPS	Common	20825C104	23958	300	300				300
CONSTELLATION BRANDS A	Common	21036P108	106165.8	5235	5235				5235
CREE INC.	Common	225447101	82626.4	1790	1790				1790
CRESCENT FINANCIAL CORP	Common	225744101	5123.38	1265	1265				1265
DANAHER CORP	Common	235851102	145320	2800	2800				2800
DELL COMPUTER	Common	24702R101	22911.29	1579	1579				1579
DIAGEO	Common	25243Q205	3429.9	45	45				45
DISCOVERY COMMUNICATIONS INC A	Common	25470F104	3790.5	95	95				95
DISCOVERY COMMUNICATIONS SER C	Common	25470F302	3344.95	95	95				95
DOMINION RES INC VA	Common	25746u109	78940.2	1766	1766				1766
DOVER CORP.	Common	260003108	6574	100	100				100
DOW CHEMICAL	Common	260543103	20007.5	530	530				530
DR PEPPER SNAPPLE GROUP INC	Common	2.61E+113	1337.76	36	36				36
DU PONT E I DE NEMOURS &	Common	263534109	26385.6	480	480				480
DUKE POWER CO	Common	26441c105	10890	600	600				600
DUKE REALTY INVESTMENTS INC.	Common	264411505	1681.2	120	120				120
ELECTRONIC ARTS INC CL A	Common	285512109	2929.5	150	150				150
EMC CORP	Common	268648102	3311899.2	124695	124695				124695
EMERSON ELEC CO	Common	291011104	47036.15	805	805				805
ENERGY TRANSFER PARTNERS	Common	29273R109	69876	1350	1350				1350
EQUITY RESIDENTIAL PPTY TR SH 	Common	29476L107	52461.3	930	930				930
EXELON CORP	Common	30161N101	164960	4000	4000				4000
EXPRESS SCRIPTS	Common	302182100	8897.6	160	160				160
EXXON MOBIL CP	Common	30231g102	5915264.43	70311	70311				70311
FDX Corp	Common	31428X106	3686899.05	39411	39411				39411
FIRSTPLUS FINANCIAL CORP	Common	33763b103	45	3000	3000				3000
FISERV INC.	Common	337738108	4007682.56	63898	63898				63898
FLUOR CORPORATION	Common	343412102	29464	400	400				400
FMC CORP NEW	Common	302491303	1868.46	22	22				22
FOSTER WHEELER AG	Common	H27178104	1881	50	50				50
FOUR OAKS FINANCIAL	Common	350891107	1149.2	442	442				442
FREEPORT MCMRN COP & GOLD B	Common	35671D857	2736837.4	49268	49268				49268
GAP, INC	Common	364760108	5551.7	245	245				245
GENERAL ELEC CO	Common	369604103	4770356.16	237923	237923				237923
GENUINE PARTS	Common	372460105	46935	875	875				875
GOLDCORP INC NEW	Common	380956409	47310	950	950				950
HEINZ HJ	Common	423074103	81285.3	1665	1665				1665
HEWLETT PACKARD	Common	428236103	2525063.04	61632	61632				61632
HOME DEPOT	Common	437076102	60222.5	1625	1625				1625
HONEYWELL	Common	438516106	22271.83	373	373				373
IMMTECH PHARMACEUTICAL	Common	452519101	837	3100	3100				3100
INTEL CORP.	Common	458140100	2064030.58	102281	102281				102281
INTERNATIONAL BUSINESS M	Common	459200101	7118494.79	43653	43653				43653
INTERNATIONAL PAPER	Common	460146103	3561.24	118	118				118
INTRUSION	Common	4.61E+209	450.1	1000	1000				1000
INTUITIVE SURGICAL INC	Common	46120E602	3334.6	10	10				10
ISHARES S&P GSTI SOFTWARE INDE	Common	464287515	3064474	49427	49427				49427
ITT CORP. (NEW)	Common	450911102	41074.2	684	684				684
JOHNSON & JOHNSON	Common	478160104	4200232.52	70890	70890				70890
JP MORGAN CHASE & CO.	Common	46625h100	3286515.11	71291	71291				71291
KELLOGG	Common	487836108	5667.9	105	105				105
KIMBERLY-CLARK	Common	494368103	1566.48	24	24				24
KRAFT FOODS	Common	50075N104	23833.6	760	760				760
LABORATORY CORP. OF AMERICA	Common	50540R409	21650.55	235	235				235
LIBERTY PROPERTY TRUST	Common	531172104	6909	210	210				210
LILLY ELI & CO.	Common	532457108	111770.26	3178	3178				3178
LOWES COMPANIES	Common	548661107	2351635.68	88976	88976				88976
LP MAGELLAN MIDSTREAM	Common	559080106	66444.6	1110	1110				1110
LP SUBURBAN PROPANE PARTNRSHP	Common	864482104	61790.85	1095	1095				1095
LTD PART KINDER MORGAN	Common	494550106	12965.75	175	175				175
MACK CALI REALITY CORP	Common	554489104	6780	200	200				200
MARATHON OIL	Common	565849106	7108302.09	133339	133339				133339
MASCO CORP	Common	574599106	83436.48	5994	5994				5994
MCDONALDS CORP.	Common	580135101	1131077.85	14865	14865				14865
MEDCO HEALTH SOLUTIONS, INC.	Common	58405U102	8087.04	144	144				144
MEDTRONIC	Common	585055106	7870	200	200				200
MERCK & CO INC	Common	58933Y105	311284.3	9430	9430				9430
METLIFE INC	Common	59156R108	3740948.82	83634	83634				83634
MICROSOFT CORP.	Common	594918104	3957996.32	155888	155888				155888
NABORS INDUSTRIES	Common	629568106	18228	600	600				600
NESTLE'S A ADR REG SH VTG	Common	641069406	22992	400	400				400
NEWBRIDGE BANCORP	Common	65080T102	4960	1000	1000				1000
NEXTERA ENERGY INC	Common	65339F101	566633.6	10280	10280				10280
NIKE INC CLASS B	Common	654106103	14383	190	190				190
NOBLE CORP	Common	H5833N103	4562	100	100				100
NORDSTROM INC	Common	655664100	1795.2	40	40				40
NORTHWEST NATURAL GAS	Common	667655104	42670.25	925	925				925
ORACLE CORP	Common	68389X105	4079199.62	122013	122013				122013
OWENS ILL INC	Common	690768403	2717.1	90	90				90
PALL CORP	Common	696429307	51849	900	900				900
PEPCO HOLDINGS	Common	713291102	5222	280	280				280
PEPSICO, INC.	Common	713448108	296286	4600	4600				4600
PFIZER INC	Common	717081103	10155	500	500				500
PHILIP MORRIS INTL	Common	718172109	44300.25	675	675				675
PIEDMONT NATURAL GAS	Common	720186105	309873.5	10210	10210				10210
PIKE ELECTRIC CORP	Common	721283109	4760	500	500				500
PLUM CREEK TIMBER CO INC	Common	729251108	9158.1	210	210				210
PNC FINL CORP	Common	693475105	4094.35	65	65				65
POTASH CORP OF SASKATCHEWAN IN	Common	73755L107	10607.4	180	180				180
POWERSHARES GLOBAL ETF GBL WAT	Common	73936T623	3568957.56	174692	174692				174692
POWERSHARES QQQ TRUST SERIES I	Common	73935A104	347164.35	6045	6045				6045
PPG INDUSTRIES INC.	Common	693506107	9521	100	100				100
PRAXAIR INC.	Common	74005P104	91440	900	900				900
PROCTER & GAMBLE	Common	742718109	3117329.6	50606	50606				50606
PROGRESS ENERGY	Common	743263105	78438	1700	1700				1700
PROTECTIVE LIFE CORP.	Common	743674103	1593	60	60				60
PRUDENTIAL FINANCIAL	Common	744320102	49264	800	800				800
QUATERRA RESOURCES	Common	747952109	16700	10000	10000				10000
QUEST DIAGNOSTICS INC	Common	74834L100	115440	2000	2000				2000
REGIONS FINANCIAL CORP NEW	Common	7591EP100	348.48	48	48				48
ROSS STORES INC	Common	778296103	8890	125	125				125
ROYAL BANK OF CANADA	Common	780087102	63829.1	1030	1030				1030
ROYAL DUTCH SHELL GDR	Common	780259206	84444.74	1159	1159				1159
RYDEX ETF TRUST MIDCAP 400 PUR	Common	78355W601	523523.4	6060	6060				6060
S&P MIDCAP 400 DEP	Common	595635103	4488.75	25	25				25
SANOFIAVENTIS SPS ADRS	Common	80105N105	19406.22	551	551				551
SARA LEE CORP	Common	803111103	12369	700	700				700
SCANA CORP	Common	80589M102	94094.3	2390	2390				2390
SCANSOURCE	Common	806037107	24693.5	650	650				650
SIEMENS A G ADR	Common	826197501	199143	1450	1450				1450
SIGMA ALDRICH	Common	826552101	3003871.64	47201	47201				47201
SOUTHERN CO	Common	842587107	695888.6	18260	18260				18260
SOUTHERN FIRST BANCSHARES	Common	842873101	7250.92	907	907				907
SPDR DOW JONES AVG ETF TR UNIT	Common	78467X109	290204.18	2359	2359				2359
SPDR-CONSUMER DISCRETIONARY	Common	81369Y407	2928.75	75	75				75
SPDR-CONSUMER STAPLES	Common	81369Y308	2992	100	100				100
SPDR-ENERGY	Common	81369Y506	1171766.75	14693	14693				14693
SPDR-FINANCIAL	Common	81369Y605	330012.65	20135	20135				20135
SPDR-HEALTH CARE	Common	81369Y209	4800.95	145	145				145
SPDR-INDUSTRIAL	Common	81369Y704	256686.97	6815	6815				6815
SPDR-MATERIALS	Common	81369Y100	1320.66	33	33				33
SPDR-UTILITIES	Common	81369Y886	796.75	25	25				25
SPECTRA ENERGY CORP	Common	847560109	35252.46	1297	1297				1297
SPRD-TECHNOLOGY	Common	81369Y803	10425	400	400				400
STANDARD & POORS DEP RCPTS B/E	Common	78462F103	476263.28	3592	3592				3592
STAPLES, INC.	Common	855030102	2039818.54	105037	105037				105037
STATE ST CORP	Common	857477103	48535.2	1080	1080				1080
STRYKER CORP	Common	863667101	72960	1200	1200				1200
SYSCO CORP.	Common	871829107	8310	300	300				300
TARGET CORPORATION	Common	8.76E+110	347819.55	6955	6955				6955
TATA MOTORS LIMITED SPONS ADR	Common	876568502	472430	17000	17000				17000
TELECOM NEW ZEALAND ADR	Common	879278208	9861.09	1279	1279				1279
TEVA PHARMACEUTICAL ADR	Common	881624209	2966451.76	59128	59128				59128
TIFFANY AND COMPANY	Common	886547108	47001.6	765	765				765
TJX COMPANIES	Common	872540109	4731411.66	95142	95142				95142
TRAVELERS	Common	8.94E+113	12490.8	210	210				210
TYCO INTERNATIONAL NEW 	Common	H89128104	2238.5	50	50				50
UDR, INC.	Common	902653104	35775.16	1468	1468				1468
UNION PACIFIC	Common	907818108	76009.09	773	773				773
UNITED HEALTHCARE	Common	91324P102	73359.6	1623	1623				1623
UNITED TECHNOLOGIES	Common	913017109	4435406.05	52397	52397				52397
UNUMPROVIDENT CORP	Common	91529Y106	5250	200	200				200
USBANCORP	Common	902973304	21672.6	820	820				820
VERIZON COMMUNICATONS	Common	92343V104	935404.34	24271	24271				24271
VULCAN MATERIALS	Common	929160109	53580	1175	1175				1175
WAL MART STORES INC	Common	931142103	2942854.95	56539	56539				56539
WALT DISNEY CO.	Common	254687106	4524.45	105	105				105
WATSON PHARMACEUTICALS	Common	942683103	6721.2	120	120				120
WELLS FARGO	Common	949746101	3086841.66	97346	97346				97346
WESTERN UNION CO.	Common	959802109	50886.5	2450	2450				2450
WINDSTREAM CORP	Common	97381W104	6646.08	516	516				516
YADKIN VALLEY FINANCIAL	Common	984314104	3039.68	1357	1357				1357
ZIMMER HOLDINGS	Common	98956P102	7142.54	118	118				118
ISHARES S&P MIDCAP 400 GROWTH 	Common	464287606	4193.3	38	38				38
VANGUARD MID-CAP GROWTH ETF	Common	922908538	3076722.76	45433	45433				45433
VANGUARD MID-CAP VALUE ETF	Common	922908512	525320.43	9215	9215				9215
RYDEX ETF TRUST S&P 500 PURE G	Common	78355W403	246450.36	5304	5304				5304
VANGUARD LARGE CAP GROWTH	Common	922908736	976331.2	15184	15184				15184
VANGUARD WORLD FDS MEGA 	Common	921910840	102850	2500	2500				2500
ISHARES S&P SMALL CAP 600 ETF	Common	464287804	51492	700	700				700
VANGUARD INDEX SMALL CAP ETF	Common	922908595	3295710.7	38189	38189				38189
VANGUARD SMALL CAP VALUE ETF	Common	922908611	172194.5	2410	2410				2410
ISHARES TR XINHUA HK CHINA 25 	Common	464287184	444609	9900	9900				9900
VANGUARD ETF EMRG MKTS VIPERS	Common	922042858	10395217.8	212364	212364				212364

Totals			166795167.8	4414484	4414484				4414484



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